Employee benefits expense (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Employee Benefits Expense

	December 31,
	2016	2017	2018
	(in £)
Included in research and development expenses:
Salaries	1,150,222	1,640,373	1,791,679
Social security costs (See Note 19)	344,467	420,417	(29,670)
Pension contributions	50,864	77,425	73,401
Share-based payment expense	1,550,884	822,173	525,972
Included in administrative expenses:
Salaries	2,132,920	2,253,393	2,902,759
Social security costs	1,040,409	1,159,548	(827,509)
Pension contributions	109,187	96,598	97,962
Share-based payment expense	4,943,133	2,829,725	1,663,322

Total employee benefits expense	11,322,086	9,299,652	6,197,916